CONSOLIDATED STATEMENTS OF CHANGES IN CONVERTIBLE REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY - USD ($)	Preferred Stock Convertible Redeemable Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Series A Preferred Stock	Total
Balance at the beginning at Dec. 31, 2021	$ 0	$ 207	$ 106,233,577	$ (70,688,820)		$ 35,544,964
Balance at the beginning (in shares) at Dec. 31, 2021	0	2,068,472
Stock-based compensation expense			1,195,076			1,195,076
Issuance of Common Stock for split		$ 1	(1)
Issuance of Common Stock for split (in shares)		8,584
Net loss				(20,037,573)		(20,037,573)
Balance at the end at Dec. 31, 2022	$ 0	$ 208	107,428,652	(90,726,393)		$ 16,702,467
Balance at the end (in shares) at Dec. 31, 2022	0	2,079,387				16,702,467
Stock-based compensation expense			204,492			$ 204,492
Issuance of Series A Preferred Stock in private placement, net of discount and transaction costs $15,000,003					$ 15,000,003
Series A Preferred Stock accretion			(1,153,846)			(1,153,846)
Preferred Stock redemption including cash premium			(89,531)			(89,531)
Shares issued for vested RSU's		$ 3	(3)
Shares issued for vested RSU's (in shares)		40,233
Net loss				(8,481,338)		(8,481,338)
Balance at the end at Sep. 30, 2023		$ 211	106,140,063	(99,207,731)		6,932,543
Balance at the end (in shares) at Sep. 30, 2023		2,119,620
Balance at the beginning at Dec. 31, 2022	$ 0	$ 208	107,428,652	(90,726,393)		$ 16,702,467
Balance at the beginning (in shares) at Dec. 31, 2022	0	2,079,387				16,702,467
Stock-based compensation expense		$ 5	417,225			$ 417,230
Stock-based compensation expense (in shares)		49,645
Common Stock issued for services (in shares)						348,711
Issuance of Series A Preferred Stock in private placement, net of discount and transaction costs $15,000,003					15,000,003
Issuance of Series A Preferred Stock in private placement, net of discount and transaction costs $15,000,003 (in shares)	15,000
Accrual of Series A Preferred Stock and dividend redemption (in shares)	(2,048)
Accrual of Series A Preferred Stock and dividend redemption	$ (2,047,583)
Series A Preferred Stock accretion	4,829,755		(4,829,755)			$ (4,829,755)
Series A Preferred Stock dividends	$ 556,733		(556,733)			(556,733)
Preferred Stock redemption including cash premium (in shares)	(2,930)	822,112
Shares issued for vested RSU's		$ 3	(3)
Shares issued for vested RSU's (in shares)		40,233
Deemed dividends on Preferred Stock			(264,723)			(264,723)
Reclass of warrant liability upon warrant modification			7,570,000			7,570,000
Net loss				(8,163,188)		(8,163,188)
Balance at the end at Dec. 31, 2023	$ 408,982	$ 298	110,960,324	(98,889,581)		12,071,041
Balance at the end (in shares) at Dec. 31, 2023	10,022	2,991,377
Balance at the beginning at Jun. 30, 2023		$ 211	107,602,301	(94,658,223)		12,944,289
Balance at the beginning (in shares) at Jun. 30, 2023		2,119,620
Stock-based compensation expense			30,840			30,840
Issuance of Series A Preferred Stock in private placement, net of discount and transaction costs $15,000,003					$ 15,000,003
Series A Preferred Stock accretion			(1,153,846)			(1,153,846)
Preferred Stock redemption including cash premium			(89,531)			(89,531)
Net loss				(4,549,508)		(4,549,508)
Balance at the end at Sep. 30, 2023		$ 211	106,140,063	(99,207,731)		6,932,543
Balance at the end (in shares) at Sep. 30, 2023		2,119,620
Preferred Stock redemption including cash premium	$ (2,929,923)	$ 82	1,195,661			1,195,743
Balance at the beginning at Dec. 31, 2023	$ 408,982	$ 298	110,960,324	(98,889,581)		12,071,041
Balance at the beginning (in shares) at Dec. 31, 2023	10,022	2,991,377
Stock-based compensation expense			197,215			197,215
Common Stock issued for services		$ 47	269,953			270,000
Common Stock issued for services (in shares)		459,972
Series A Preferred Stock accretion			(9,099,230)			(9,099,230)
Preferred Stock redemption including cash premium		$ 657	6,585,376			6,586,033
Preferred Stock redemption including cash premium (in shares)		(6,563,523)
Net loss				(5,045,350)		(5,045,350)
Balance at the end at Sep. 30, 2024		$ 1,002	107,049,640	(103,934,931)		3,115,711
Balance at the end (in shares) at Sep. 30, 2024		10,014,872
Balance at the beginning at Jun. 30, 2024		$ 930	109,783,623	(101,714,270)		8,070,283
Balance at the beginning (in shares) at Jun. 30, 2024		9,297,538
Common Stock issued for services		$ 14	59,986			60,000
Common Stock issued for services (in shares)		136,986
Series A Preferred Stock accretion			(1,974,359)			(1,974,359)
Preferred Stock redemption including cash premium		$ 58	232,085			232,143
Preferred Stock redemption including cash premium (in shares)		(580,348)
Net loss				(2,220,661)		(2,220,661)
Balance at the end at Sep. 30, 2024		$ 1,002	$ 107,049,640	$ (103,934,931)		$ 3,115,711
Balance at the end (in shares) at Sep. 30, 2024		10,014,872